UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)
Cash flows from operating activities
Net income	$ 10,065	$ 10,659
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	6,520	2,388
Share-based compensation	6,098	4,447
Loss on disposal of assets	20	20
Unrealized foreign exchange loss	1,095	1,453
Income tax (recovery) expense	(582)	4,627
Finance costs (income), net	2,891	(1,388)
Changes in non-cash working capital items:
Trade and other receivables	2,810	834
Prepaids and deposits	2,647	(3,572)
Contract costs, net	(3,701)	(4,138)
Trade and other payables	(1,428)	674
Employee benefit obligations	(817)	(3)
Deferred revenue	2,424	5,044
Income taxes paid	(2,163)	(1,563)
Cash from operating activities	25,879	19,482
Cash flows used in investing activities
Purchase of property and equipment	(541)	(809)
Payments related to acquisition holdback	(2,936)	(859)
Acquisition of business, net of cash acquired	(57,728)	0
Cash used in investing activities	(61,205)	(1,668)
Cash flows used in financing activities
Payments received on net investment in finance lease	0	43
Repayment of lease obligations	(1,606)	(1,397)
Net interest (paid) received	(2,580)	1,502
Proceeds from exercise of stock options	555	312
Proceeds from share issuance under employee share purchase plan	278	467
Proceeds from borrowings	89,030	0
Shares repurchased for cancellation	(82,257)	(47,010)
Cash from (used in) financing activities	3,420	(46,083)
Net change in cash and cash equivalents during the period	(31,906)	(28,269)
Effect of foreign exchange on cash and cash equivalents	357	1,858
Cash and cash equivalents, beginning of the period	74,037	92,540
Cash and cash equivalents, end of the period	$ 42,488	$ 66,129